              As Filed with the Securities and Exchange Commission
                                 on April 10, 2003


                        Securities Act File No. 333-67890
                    Investment Company Act File No. 811-10471

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No.              [ ]


                       Post-Effective Amendment No. 2             [ ]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                               Amendment No.4                     [ ]


                        (Check appropriate box or boxes)
               Credit Suisse Institutional Money Market Fund, Inc.

               (Exact Name of Registrant as Specified in Charter)


              466 Lexington Avenue
               New York, New York                                   10017-3140


     (Address of Principal Executive Offices)                       (Zip Code)


Registrant's Telephone Number, including Area Code:               (212) 875-3500


                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.


                              466 Lexington Avenue
                         New York, New York 10017-3140
                    (Name and Address of Agent for Services)



                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: May 1, 2003.


It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b)


[x]      on May 1, 2003 pursuant to paragraph (b)


[ ]      60 days after filing pursuant to paragraph (a)(1)

[ ]      on (date) pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


             CREDIT SUISSE INSTITUTIONAL FUND


             Prospectus



             CLASS A SHARES


             May 1, 2003



                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.



                        - PRIME PORTFOLIO



           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.



           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
   Year-by-Year Total Returns.....................           6
   Average Annual Total Returns...................           6
INVESTOR EXPENSES................ ................           7
   Fees And Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL............. .............           8
   The Management Firm............................           8
   Multi-Class Structure..........................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................          10
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK................. .................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO............ ............          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.................. ..................          17
SELLING SHARES................. ..................          19
OTHER POLICIES................. ..................          21
OTHER INFORMATION................ ................          23
   About the Distributor..........................          23
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



----------------------------------------------------------------------------------------------------
GOAL                      PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
----------------------------------------------------------------------------------------------------
High current income       - A money market fund that invests in high-quality  - Credit risk
consistent with             money-market instruments such as:                 - Income risk
liquidity and stability   - obligations issued or guaranteed by the U.S.      - Interest-rate risk
of principal                government, its agencies or instrumentalities     - Market risk
                          - bank and corporate debt obligations
                          - fully-collateralized repurchase agreements
                          - Portfolio managers select investments based on
                            factors such as yield, maturity and liquidity,
                            within the context of their interest-rate
                            outlook
                          - Seeks to maintain a stable share price of $1
----------------------------------------------------------------------------------------------------



     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.


CREDIT RISK


   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.



INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.


INTEREST-RATE RISK


   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.


MARKET RISK


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities, and the mutual funds that invest in them.




     INVESTOR PROFILE



   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:



 - want to preserve the value of their investment



 - are seeking an investment for the money-market portion of an asset-allocation portfolio



 - are investing emergency reserves or other money for which safety and accessibility are more important than total return



   IT MAY NOT BE APPROPRIATE IF YOU:



 - want federal deposit insurance



 - desire the higher income available from longer-term fixed-income funds



 - are investing for capital appreciation



   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of the future.



                           YEAR-BY-YEAR TOTAL RETURNS



                                                                              YEAR ENDED 12/31:
                                                                                                          2002
                                                                           1.63%

Best quarter: 0.42% (Q3 02)
Worst quarter: 0.39% (Q4 02)
Inception date: 11/28/01


                          AVERAGE ANNUAL TOTAL RETURNS



                                  ONE YEAR    FIVE YEARS   TEN YEARS     LIFE OF     INCEPTION
    PERIOD ENDED 12/31/02:          2002      1998-2002    1993-2002      CLASS         DATE
 PRIME PORTFOLIO CLASS A            1.63%          N/A          N/A        1.64%     11/28/01



The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.




     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.



                           UNDERSTANDING PERFORMANCE



- TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.



- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.



- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.



- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES


                          FEES AND PORTFOLIO EXPENSES



This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



-----------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------------------------
Sales charge (load) on purchases                                 NONE
-----------------------------------------------------------------------
Deferred sales charge (load)                                     NONE
-----------------------------------------------------------------------
Sales charge (load) on reinvested distributions                  NONE
-----------------------------------------------------------------------
Redemption fees                                                  NONE
-----------------------------------------------------------------------
Exchange fees                                                    NONE
-----------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
-----------------------------------------------------------------------
Management fee                                                  0.20%
-----------------------------------------------------------------------
Distribution and service (12b-1) fee                             NONE
-----------------------------------------------------------------------
Other expenses                                                  0.12%
-----------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.32%
-----------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                  0.08%
Distribution and service (12b-1) fee                             NONE
Other expenses                                                  0.12%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.20%


                                    EXAMPLE

  This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

  Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $33                  $103                  $180                  $406

                            THE PORTFOLIO IN DETAIL


     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .06% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


     MULTI-CLASS STRUCTURE


   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio. The Class B and Class C shares of the portfolio are described in separate Prospectuses.



     PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.


PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."



RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.



 - TOTAL RETURNS How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.




     GOAL AND STRATEGIES



   The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   Subject to shareholder approval, the Board of Directors is able to change the portfolio's investment objective without further shareholder action.



     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset-backed securities

   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.



   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.




     RISK FACTORS



   The portfolio's principal risk factors are:


 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.


     PORTFOLIO MANAGEMENT


   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



--------------------------------------------------------------------------------------
PERIOD ENDED:                                                  12/02        12/01(1)
PER SHARE DATA
--------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.0000       $1.0000
--------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                            0.0162        0.0016
--------------------------------------------------------------------------------------
Less Dividends:
Dividends from net investment income                            (0.0162)      (0.0016)
--------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.0000       $1.0000
--------------------------------------------------------------------------------------
Total return(2)                                                   1.63%         0.16%
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $213,837      $169,164
Ratio of expenses to average net assets                           0.18%         0.20%(3)
Ratio of net investment income to average net assets              1.62%         1.71%(3)
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                           0.17%         0.55%(3)
--------------------------------------------------------------------------------------



(1) For the period November 28, 2001 (inception date) through December 31, 2001.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                       MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.



     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent



--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal securities
holders. Credit, interest-rate, market, regulatory risks.      [ ]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                        /10%/
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                   /15%/
--------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO



     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.



   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.



     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.


TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable.

Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.



     STATEMENTS AND REPORTS



   In general, you will receive account statements as follows:



 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)



 - after any changes of name or address of the registered owner(s)



 - otherwise, every calendar quarter



   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please call 800-222-8977.

                                 BUYING SHARES


     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Shareholder Service Center to receive one by mail or fax. You can make your initial investment by wire.


     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form including payment, by 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time), your transaction will be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this Prospectus).



   The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.



     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

                                 BUYING SHARES



----------------------------------------------------------------------------------------
OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
BY CHECK
----------------------------------------------------------------------------------------
- Complete a New Account Application.          - Make your check payable to Credit
                                               Suisse Institutional Money Market Fund,
- Make your check payable to Credit              Inc., Class A.
  Suisse Institutional Money Market Fund,
  Inc., Class A.                               - Write the account number and the
                                               portfolio name on the check.
- Write the portfolio name on the check.
                                               - Mail to the fund.
- Mail to the fund.
----------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------
- Call our Institutional Shareholder           - Call our Institutional Shareholder
  Services Center to request an exchange       Services Center to request an exchange
  from another Credit Suisse                     from another Credit Suisse
  Institutional fund or portfolio. Be            Institutional fund or portfolio.
  sure to read the current Prospectus for
  the new fund or portfolio.                   - If you do not have telephone
                                               privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
- Complete and sign the New Account            - Call our Institutional Shareholder
  Application.                                 Services Center by 12:00 noon Eastern
                                                 Time or 4:00 p.m. Eastern Time to
- Call our Institutional Shareholder             inform us of the incoming wire. Please
  Services Center and fax the signed New         be sure to specify the account
  Account Application by 12:00 noon              registration, account number and the
  Eastern Time or 4:00 p.m. Eastern Time.        fund and portfolio name on your wire
                                                 advice.
- The Institutional Shareholder Services
  Center will telephone you with your          - Wire the money for receipt that day.
  account number. Please be sure to
  specify the account registration,
  account number and the fund and
  portfolio name on your wire advice.
- Wire your initial investment for
receipt that day.
----------------------------------------------------------------------------------------
BY ACH TRANSFER
----------------------------------------------------------------------------------------
- Cannot be used to open an account.           - Call our Institutional Shareholder
                                               Services Center to request an ACH
                                                 transfer from your bank.
                                               - Your purchase will be effective at the
                                               next NAV calculated after we receive your
                                                 order in proper form.
                                               - Requires ACH on Demand privileges.
----------------------------------------------------------------------------------------



                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                 MONDAY - FRIDAY, 8 A.M. - 6 P.M. EASTERN TIME

                                 SELLING SHARES


----------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES             CAN BE USED FOR
BY MAIL
----------------------------------------------------------------------------------------
Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Services Center
(unless a signature guarantee is
required).
----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------
Call our Institutional Shareholder             - Accounts with telephone privileges.
Services Center to request a redemption.
You can receive the proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank
- a wire to your bank
See "By Wire or ACH Transfer" for
details.
----------------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
----------------------------------------------------------------------------------------
- Complete the "Wire Instructions"             - Requests by phone or mail.
  section of your New Account
Application.
- For federal-funds wires, proceeds will
  be wired on the same business day. For
  ACH transfers, proceeds will be
  delivered within two business days.
----------------------------------------------------------------------------------------

                                HOW TO REACH US


  INSTITUTIONAL SHAREHOLDER SERVICES CENTER


  Toll Free: 800-222-8977
  Fax: 888-606-8252

  MAIL:
  Credit Suisse Institutional
  Money Market Fund, Inc.

  P.O. Box 55030


  Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
  Boston Financial Data Services, Inc.
  Attn: Credit Suisse Institutional
  Money Market Fund, Inc.
  66 Brooks Drive
  Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional
  Money Market Fund, Inc.

  Prime Portfolio

  DDA#
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.


     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                                 OTHER POLICIES


     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if you place a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or ACH transfer does not clear.



   If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon Eastern Time on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


   During periods of significant economic or market change, it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.


     ACCOUNT CHANGES


   Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.



     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the

   NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION


     ABOUT THE DISTRIBUTOR


   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for:


 - making the portfolio available to you

 - account servicing and maintenance of Class A shares

 - other administrative services related to the sale of Class A shares

                       This page intentionally left blank

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS


   Includes financial statements, portfolio investments and detailed performance information.



     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:



BY TELEPHONE:
   800-222-8977


BY FACSIMILE:
   646-354-5026


BY MAIL:

   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030



BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
          Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030


800-222-8977 - www.csam-americas.com





CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPA-1-0503

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]



             CREDIT SUISSE INSTITUTIONAL FUND


             Prospectus





             CLASS B SHARES


             May 1, 2003





                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.



                        - PRIME PORTFOLIO



           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.





           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
   Year-by-Year Total Returns.....................           6
   Average Annual Total Returns...................           6
INVESTOR EXPENSES................ ................           7
   Fees And Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL............. .............           8
   The Management Firm............................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................          10
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK................. .................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO............ ............          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.................. ..................          17
SELLING SHARES................. ..................          19
OTHER POLICIES................. ..................          20
OTHER INFORMATION................ ................          22
   About the Distributor..........................          22
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES



-------------------------------------------------------------------------------------------------
GOAL                   PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------------

High current income    - A money market fund that invests in high-quality  - Credit risk
consistent with         money-market instruments such as:                  - Income risk
liquidity and          - obligations issued or guaranteed by the U.S.      - Interest-rate risk
stability of           government, its agencies or instrumentalities       - Market risk
principal              - bank and corporate debt obligations
                       - fully-collateralized repurchase agreements
                       - Portfolio managers select investments based on
                         factors such as yield, maturity and liquidity,
                         within the context of their interest-rate
                         outlook
                       - Seeks to maintain a stable share price of $1
-------------------------------------------------------------------------------------------------





     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.


CREDIT RISK


   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.



INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.


INTEREST-RATE RISK


   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.


MARKET RISK


   The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.




     INVESTOR PROFILE



   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:



 - want to preserve the value of their investment



 - are seeking an investment for the money-market portion of an asset-allocation portfolio



 - are investing emergency reserves or other money for which safety and accessibility are more important than total return



   IT MAY NOT BE APPROPRIATE IF YOU:



 - want federal deposit insurance



 - desire the higher income available from longer-term fixed-income funds



 - are investing for capital appreciation



   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY



The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of the future.



                           YEAR-BY-YEAR TOTAL RETURNS



                     YEAR ENDED 12/31:                           2002
                                                                 1.53%

Best quarter: 0.40% (Q3 02)
Worst quarter: 0.36% (Q4 02)
Inception date: 11/28/01


                          AVERAGE ANNUAL TOTAL RETURNS



                                      ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
PERIOD ENDED 12/31/02:                  2002     1998-2002    1993-2002    CLASS      DATE
 PRIME PORTFOLIO CLASS B               1.53%        N/A          N/A       1.54%    11/28/01



The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.




     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.



                           UNDERSTANDING PERFORMANCE



- TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.



- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.



- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.



- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



-----------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------------------------
Sales charge (load) on purchases                               NONE
-----------------------------------------------------------------------
Deferred sales charge (load)                                   NONE
-----------------------------------------------------------------------
Sales charge (load) on reinvested distributions                NONE
-----------------------------------------------------------------------
Redemption fees                                                NONE
-----------------------------------------------------------------------
Exchange fees                                                  NONE
-----------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
-----------------------------------------------------------------------
Management fee                                                  0.20%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.10%
-----------------------------------------------------------------------
Other expenses                                                  0.12%
-----------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.42%
-----------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                  0.08%
Distribution and service (12b-1) fees                           0.10%
Other expenses                                                  0.12%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.30%


                                    EXAMPLE
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $43                  $135                  $235                  $530

                   THE PORTFOLIO IN DETAIL
     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .06% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.




     PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.


PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."



RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."




FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.



 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.



     GOAL AND STRATEGIES


   The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   Subject to shareholder approval, the Board of Directors is able to change the portfolio's investment objective without further shareholder action.



     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset-backed securities


   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.



   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS


   The portfolio's principal risk factors are:


 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.


     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



--------------------------------------------------------------------------------------
PERIOD ENDED:                                                  12/02        12/01(1)
PER SHARE DATA
--------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   1.0000    $   1.0000
--------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                            0.0152        0.0015
--------------------------------------------------------------------------------------
Less Dividends:
Dividends from net investment income                            (0.0152)      (0.0015)
--------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.0000    $   1.0000
--------------------------------------------------------------------------------------
Total return(2)                                                   1.53%         0.15%
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $537,501           $33
Ratio of expenses to average net assets                           0.28%         0.30%(3)
Ratio of net investment income to average net assets              1.52%         1.61%(3)
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                           0.12%         0.55%(3)
--------------------------------------------------------------------------------------



(1) For the period November 28, 2001 (inception date) through December 31, 2001.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                       MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.



     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., /20%/) represents an investment
       limitation as a percentage of NET fund assets; does not
       indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent




--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal securities
holders. Credit, interest-rate, market, regulatory risks.      [ ]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                        /10%/
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                   /15%/
--------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO



     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.


TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     STATEMENTS AND REPORTS


   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                                 BUYING SHARES


     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.


     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


   To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.



   Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amount or account balance requirements.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES


     REDEEMING SHARES


   You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES


     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer
(ACH) does not clear.



   If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


   Uncashed redemption or distribution checks do not earn interest.


     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.


     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind" -- payment in portfolio securities rather than cash -- for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the

   NYSE is restricted, or any other time that the SEC permits)


 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)



                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION


     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.


   The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.


   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class B shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.




     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:



BY TELEPHONE:
   800-222-8977


BY FACSIMILE:
   646-354-5026


BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030



BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030


800-222-8977 - www.CSAM-Americas.com





CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPB-1-0503

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


             CREDIT SUISSE INSTITUTIONAL FUND


             Prospectus



             CLASS C SHARES


             May 1, 2003



                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.



                        - PRIME PORTFOLIO



           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.



           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
   Year-by-Year Total Returns.....................           6
   Average Annual Total Returns...................           6
INVESTOR EXPENSES................ ................           7
   Fees And Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL............. .............           8
   The Management Firm............................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................          10
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK................. .................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO............ ............          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.................. ..................          17
SELLING SHARES................. ..................          19
OTHER POLICIES................. ..................          20
OTHER INFORMATION................ ................          22
   About the Distributor..........................          22
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



-------------------------------------------------------------------------------------------------
GOAL                   PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------------
High current income    - A money market fund that invests in high-quality  - Credit risk
consistent with         money-market instruments such as:                  - Income risk
liquidity and          - obligations issued or guaranteed by the U.S.      - Interest-rate risk
stability of           government, its agencies or instrumentalities       - Market risk
principal              - bank and corporate debt obligations
                       - fully-collateralized repurchase agreements
                       - Portfolio managers select investments based on
                         factors such as yield, maturity and liquidity,
                         within the context of their interest-rate
                         outlook
                       - Seeks to maintain a stable share price of $1
-------------------------------------------------------------------------------------------------




     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.



   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.



   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.




CREDIT RISK



   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.




INCOME RISK



   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.




INTEREST-RATE RISK



   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.




MARKET RISK



   The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.



     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation


   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY



The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of the future.



                           YEAR-BY-YEAR TOTAL RETURNS



                     YEAR ENDED 12/31:                           2002
                                                                 1.38%

Best quarter: 0.36% (Q3 02)
Worst quarter: 0.32% (Q4 02)
Inception date: 11/28/01


                          AVERAGE ANNUAL TOTAL RETURNS



                                      ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
       PERIOD ENDED 12/31/02:           2002     1998-2002    1993-2002    CLASS      DATE
 PRIME PORTFOLIO CLASS C               1.38%        N/A          N/A       1.38%    11/28/01



The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.




     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.



                           UNDERSTANDING PERFORMANCE



- TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.



- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.



- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.



- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



-----------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
-----------------------------------------------------------------------
Sales charge (load) on purchases                               NONE
-----------------------------------------------------------------------
Deferred sales charge (load)                                   NONE
-----------------------------------------------------------------------
Sales charge (load) on reinvested distributions                NONE
-----------------------------------------------------------------------
Redemption fees                                                NONE
-----------------------------------------------------------------------
Exchange fees                                                  NONE
-----------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
-----------------------------------------------------------------------
Management fee                                                  0.20%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.25%
-----------------------------------------------------------------------
Other expenses                                                  0.12%
-----------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.57%
-----------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                  0.08%
Distribution and service (12b-1) fees                           0.25%
Other expenses                                                  0.12%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.45%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $58                  $183                  $318                  $714

                            THE PORTFOLIO IN DETAIL


     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .06% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.




     PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.


PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."



RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."




FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.



 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the Auditor's report, along with the portfolio's financial statements. It is available free upon request.



     GOAL AND STRATEGIES


   The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   Subject to shareholder approval, the Board of Directors is able to change the portfolio's investment objective without further shareholder action.



     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset backed securities


   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.



   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS



   The portfolio's principal risk factors are:


 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.


     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



--------------------------------------------------------------------------------------
PERIOD ENDED:                                                  12/02        12/01(1)
PER SHARE DATA
--------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.0000       $1.0000
--------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                            0.0137        0.0014
--------------------------------------------------------------------------------------
Less Dividends:
Dividends from net investment income                            (0.0137)      (0.0014)
--------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.0000       $1.0000
--------------------------------------------------------------------------------------
Total return(2)                                                   1.38%         0.14%
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $100,022           $33
Ratio of expenses to average net assets                           0.43%         0.45%(3)
Ratio of net investment income to average net assets              1.37%         1.46%(3)
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                           0.12%         0.55%(3)
--------------------------------------------------------------------------------------



(1) For the period November 28, 2001 (inception date) through December 31, 2001.


(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                       MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.



     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., /20%/) represents an investment
       limitation as a percentage of NET fund assets; does not
       indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent




--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal securities
holders. Credit, interest-rate, market, regulatory risks.      [ ]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                        /10%/
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                   /15%/
--------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO



     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.


TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     STATEMENTS AND REPORTS


   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                                 BUYING SHARES


     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.


     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


   To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.



   Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES


     REDEEMING SHARES


   You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES


     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer
(ACH) does not clear.



   If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


   Uncashed redemption or distribution checks do not earn interest.


     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.


     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations


 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the

   NYSE is restricted, or any other time that the SEC permits)


 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)



                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION


     ABOUT THE DISTRIBUTOR


   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.



   The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.


   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class C shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.




     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:



BY TELEPHONE:
   800-222-8977


BY FACSIMILE:
   646-354-5026


BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030



BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030


800-222-8977 - www.csam-americas.com





CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPC-1-0503

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]


             CREDIT SUISSE INSTITUTIONAL FUND


             Prospectus





             CLASS A SHARES


             May 1, 2003





                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.



                        - GOVERNMENT PORTFOLIO



           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.



           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
INVESTOR EXPENSES................ ................           7
   Fees and Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL............. .............           8
   The Management Firm............................           8
   Multi-Class Structure..........................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................          10
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK................. .................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO............ ............          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.................. ..................          17
SELLING SHARES................. ..................          19
OTHER POLICIES................. ..................          21
OTHER INFORMATION................ ................          23
   About the Distributor..........................          23
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



------------------------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
------------------------------------------------------------------------------------------------
High current income   - A money market fund that invests at least 80% of  - Credit risk
consistent with        its net assets in obligations issued or            - Income risk
liquidity and          guaranteed by the U.S. government, its agencies    - Interest-rate risk
stability of          or instrumentalities                                - Market risk
principal             - The portfolio also invests in high quality money
                        market instruments such as:
                      - fully-collateralized repurchase agreements
                      - Adjustable rate obligations
                      - Portfolio managers select investments based on
                        factors such as yield, maturity and liquidity,
                        within the context of their interest-rate
                        outlook
                      - Seeks to maintain a stable share price of $1
------------------------------------------------------------------------------------------------



     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.



   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.



   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.



CREDIT RISK



   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.



INCOME RISK



   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.



INTEREST-RATE RISK



   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.



   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.



MARKET RISK



   The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation


   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY

As the portfolio commenced operations on January 25, 2002, no performance information is provided.



     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



------------------------------------------------------------------------
------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------------------------------------------
Sales charge (load) on purchases                              NONE
------------------------------------------------------------------------
Deferred sales charge (load)                                  NONE
------------------------------------------------------------------------
Sales charge (load) on reinvested distributions               NONE
------------------------------------------------------------------------
Redemption fees                                               NONE
------------------------------------------------------------------------
Exchange fees                                                 NONE
------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
------------------------------------------------------------------------
Management fee                                                  0.20%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                         NONE
------------------------------------------------------------------------
Other expenses                                                  0.18%
------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.38%
------------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                  0.02%
Distribution and service (12b-1) fees                         NONE
Other expenses                                                  0.18%
                                                                 ----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.20%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $39                  $122                  $213                  $480

                            THE PORTFOLIOS IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .00% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio.


   The Class B and Class C shares of the portfolio are each described in a separate Prospectus.


     PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."



FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.



 - TOTAL RETURNS How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.


     GOAL AND STRATEGIES


   The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. In addition, subject to shareholder approval, the Board is able to change the portfolio's investment objective without further shareholder action.



     PORTFOLIO INVESTMENTS


   This portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - fully-collateralized repurchase agreements

 - adjustable rate obligations


   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.



     RISK FACTORS



   The portfolio's principal risk factors are:


 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT


   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



PERIOD ENDED:                                                 12/02(1)
PER SHARE DATA
--------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.0000
--------------------------------------------------------------------------
INVESTMENT OPERATIONS:
Net investment income                                           0.0178
--------------------------------------------------------------------------
LESS DIVIDENDS:
Dividends from net investment income                           (0.0178)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000
--------------------------------------------------------------------------
Total return(2)                                                   1.80%
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $ 82,938
Ratio of expenses to average net assets                           0.18%(3)
Ratio of net investment income to average net assets              1.55%(3)
Decrease reflected in above operating expense ratios due to
  waivers/reimbursements                                          0.31%(3)
--------------------------------------------------------------------------



(1) For the period January 25, 2002 (inception date) through December 31, 2002.



(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.



(3) Annualized.

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., 20%) represents an investment limitation as a percentage of
       NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of
       TOTAL fund assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a significant extent
--     Not permitted



-----------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
-----------------------------------------------------------------------

EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.                /20%/
-----------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.           [-]
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                    [-]
-----------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                          [-]
-----------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                     /15%/
-----------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO


     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


     DISTRIBUTIONS


   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     STATEMENTS AND REPORTS



   In general, you will receive account statements as follows:



 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)



 - after any changes of name or address of the registered owner(s)



 - otherwise, every calendar quarter



   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please call 800-222-8977.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Shareholder Service Center to receive one by mail or fax. You can make your initial investment by wire.

     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form, including payment, by 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time), your transaction will be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this Prospectus).



   The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.


     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

                                 BUYING SHARES



           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY CHECK
- Complete a New Account Application.          - Make your check payable to Credit
- Make your check payable to Credit            Suisse Institutional Money Market Fund,
  Suisse Institutional Money Market Fund,        Inc., Class A.
  Inc., Class A.                               - Write the account number and the
- Write the portfolio name on the check.       portfolio name on the check.
- Mail to the fund.                            - Mail to the fund.
BY EXCHANGE
- Call our Institutional Shareholder           - Call our Institutional Shareholder
  Services Center to request an exchange       Services Center to request an exchange
  from another Credit Suisse                     from another Credit Suisse
  Institutional fund or portfolio. Be            Institutional fund or portfolio.
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                   privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Shareholder
  Application.                                 Services Center by 12:00 noon Eastern
- Call our Institutional Shareholder             Time or 4:00 p.m. Eastern Time to
  Services Center and fax the signed New         inform us of the incoming wire. Please
  Account Application by 12:00 noon              be sure to specify the account
  Eastern Time or 4:00 p.m. Eastern Time.        registration, account number and the
- The Institutional Shareholder Services         fund and portfolio name on your wire
  Center will telephone you with your            advice.
account number. Please be sure to specify      - Wire the money for receipt that day.
the account registration, account number
and the fund and portfolio name on your
wire advice.
- Wire your initial investment for
receipt that day.
BY ACH TRANSFER
- Cannot be used to open an account.           - Call our Institutional Shareholder
                                               Services Center to request an ACH
                                                 transfer from your bank.
                                               - Your purchase will be effective at the
                                               next NAV calculated after we receive your
                                                 order in proper form.
                                               - Requires ACH on Demand privileges.



                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                                 SELLING SHARES


SELLING SOME OR ALL OF YOUR SHARES                   CAN BE USED FOR
BY MAIL

Write us a letter of instruction        - Sales of any amount.
that includes:
- your name(s) and signature(s)
- the fund and portfolio name and
account number
- the dollar amount you want to
sell
- how to send the proceeds
Obtain a signature guarantee or
other documentation, if required
(see "Selling Shares
in Writing").
Mail the materials to Credit
Suisse Institutional Money Market
Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Services
Center (unless a signature
guarantee is required).
BY PHONE
Call our Institutional Shareholder      - Accounts with telephone privileges.
Services Center to request a
redemption. You can receive the
proceeds as:
- a check mailed to the address of
record
- an ACH transfer to your bank
- a wire to your bank
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions"      - Requests by phone or mail.
  section of your New Account
Application.
- For federal-funds wires,
  proceeds will be wired on the
  same business day. For ACH
  transfers, proceeds will be
  delivered within two business
  days.

                                HOW TO REACH US


  INSTITUTIONAL SERVICES CENTER


  Toll Free: 800-222-8977
  Fax: 888-606-8252

  MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


  OVERNIGHT/COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Money Market Fund, Inc.
  Government Portfolio
  DDA#
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                        OTHER POLICIES
     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if you place a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or ACH transfer does not clear.



   If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.



   During periods of significant economic or market changes, it may be difficult to place orders by telephone.


   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES


   Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.


     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)




                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION



     ABOUT THE DISTRIBUTOR



   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for:



 - making the portfolio available to you



 - account servicing and maintenance of Class A shares



 - other administrative services related to the sale of Class A shares.

                       This page intentionally left blank

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.


     OTHER INFORMATION


   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:


BY TELEPHONE:
   800-222-8977

BY FACSIMILE:

   646-354-5026


BY MAIL:
   Credit Suisse
   Institutional Money Market Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030


800-577-2321 - www.csam-americas.com




CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVA-1-0503

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus

             CLASS B SHARES

             May 1, 2003


                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.

                        - GOVERNMENT PORTFOLIO


           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.


           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS........................................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY...............................           6
INVESTOR EXPENSES.................................           7
   Fees and Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL...........................           8
   The Management Firm............................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................          10
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK...................................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO.........................          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.....................................          17
SELLING SHARES....................................          19
OTHER POLICIES....................................          20
OTHER INFORMATION.................................          22
   About the Distributor..........................          22
FOR MORE INFORMATION..............................  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES



------------------------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
------------------------------------------------------------------------------------------------
High current income   - A money market fund that invests at least 80% of  - Credit risk
consistent with        its net assets in obligations issued or            - Income risk
liquidity and          guaranteed by the U.S. government, its agencies    - Interest-rate risk
stability of          or instrumentalities                                - Market risk
principal             - The portfolio also invests in high quality money
                        market instruments such as:
                      - fully-collateralized repurchase agreements
                      - Adjustable rate obligations
                      - Portfolio managers select investments based on
                        factors such as yield, maturity and liquidity,
                        within the context of their interest-rate
                        outlook
                      - Seeks to maintain a stable share price of $1
------------------------------------------------------------------------------------------------



     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.



   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.



   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.



CREDIT RISK



   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.



INCOME RISK



   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.



INTEREST-RATE RISK



   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.



   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.



MARKET RISK



   The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation


   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY

As the portfolio commenced operations on January 25, 2002, no performance information is provided.



     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



------------------------------------------------------------------------
------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
------------------------------------------------------------------------
Sales charge (load) on purchases                              NONE
------------------------------------------------------------------------
Deferred sales charge (load)                                  NONE
------------------------------------------------------------------------
Sales charge (load) on reinvested distributions               NONE
------------------------------------------------------------------------
Redemption fees                                               NONE
------------------------------------------------------------------------
Exchange fees                                                 NONE
------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
------------------------------------------------------------------------
Management fee                                                  0.20%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.10%
------------------------------------------------------------------------
Other expenses                                                  0.18%
------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.48%
------------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                  0.02%
Distribution and service (12b-1) fees                           0.10%
Other expenses                                                  0.18%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.30%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $49                  $154                  $269                  $604

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and governmental clients.



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .00% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


     PORTFOLIO INFORMATION KEY


   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."



FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.



     GOAL AND STRATEGIES



   The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. In addition, subject to shareholder approval, the Board is also able to change the portfolio's investment objective without further shareholder action.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - fully-collateralized repurchase agreements

 - adjustable rate obligations


   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.



   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.


     RISK FACTORS

   The portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT


   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



PERIOD ENDED:                                                   12/02(1)
PER SHARE DATA
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.0000
--------------------------------------------------------------------------
INVESTMENT OPERATIONS:
Net investment income                                             0.0169
--------------------------------------------------------------------------
LESS DIVIDENDS:
Dividends from net investment income                             (0.0169)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 1.0000
--------------------------------------------------------------------------
Total return(2)                                                     1.71%
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (000s omitted)                        $ 75,169
Ratio of expenses to average net assets                             0.28%(3)
Ratio of net investment income to average net assets                1.46%(3)
Decrease reflected in above operating expense ratios due to
  waivers/reimbursements                                            0.16%(3)
--------------------------------------------------------------------------



(1) For the period January 25, 2002 (inception date) through December 31, 2002.



(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.



(3) Annualized.

                                MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.



   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.


   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., /20%/) represents an investment limitation as a percentage of
       NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of
       TOTAL fund assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a significant extent



-----------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
-----------------------------------------------------------------------

EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S banks and other issuers. Credit,
income, interest rate, market, regulatory risks.                /20%/
-----------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.           [-]
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                    [-]
-----------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                          [-]
-----------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                     /15%/
-----------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO


     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS


   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


   To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.



   Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

     REDEEMING SHARES


   You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer
(ACH) does not clear.



   If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)




                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION



     ABOUT THE DISTRIBUTOR



   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.



   The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.



   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.



   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class B shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

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                                       23

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                                       24

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                                       25

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.


     OTHER INFORMATION


   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:


BY TELEPHONE:
   800-222-8977

BY FACSIMILE:

   646-354-5026


BY MAIL:

   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030


800-222-8977 - www.csam-americas.com





CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVB-1-0503

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE INSTITUTIONAL FUND
             Prospectus

             CLASS C SHARES

             May 1, 2003


                        CREDIT SUISSE INSTITUTIONAL
                        MONEY MARKET FUND, INC.

                        - GOVERNMENT PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS........................................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY...............................           6
INVESTOR EXPENSES.................................           7
   Fees and Portfolio Expenses....................           7
   Example........................................           7
THE PORTFOLIO IN DETAIL...........................           8
   The Management Firm............................           8
   Portfolio Information Key......................           8
   Goal and Strategies............................           9
   Portfolio Investments..........................           9
   Risk Factors...................................           9
   Portfolio Management...........................          10
   Financial Highlights...........................          11
MORE ABOUT RISK...................................          12
   Introduction...................................          12
   Types of Investment Risk.......................          12
   Certain Investment Practices...................          14
MORE ABOUT YOUR PORTFOLIO.........................          15
   Share Valuation................................          15
   Distributions..................................          15
   Taxes..........................................          15
   Statements and Reports.........................          16
BUYING SHARES.....................................          17
SELLING SHARES....................................          19
OTHER POLICIES....................................          20
OTHER INFORMATION.................................          22
   About the Distributor..........................          22
FOR MORE INFORMATION..............................  back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES



--------------------------------------------------------------------------------------------------
GOAL                    PRINCIPAL STRATEGIES                                PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------------------------
High current income     - A money market fund that invests at least 80% of  - Credit risk
consistent with          its net assets in obligations issued or            - Income risk
liquidity and            guaranteed by the U.S. government, its agencies    - Interest-rate risk
stability of principal  or instrumentalities                                - Market risk
                        - The portfolio also invests in high quality money
                          market instruments such as:
                        - fully-collateralized repurchase agreements
                        - Adjustable rate obligations
                        - Portfolio managers select investments based on
                          factors such as yield, maturity and liquidity,
                          within the context of their interest-rate
                          outlook
                        - Seeks to maintain a stable share price of $1
--------------------------------------------------------------------------------------------------



     A WORD ABOUT RISK



   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.



   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.



   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.



CREDIT RISK



   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.



INCOME RISK



   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.



INTEREST-RATE RISK



   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.



   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.



MARKET RISK



   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as 'volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation


   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY


   As the portfolio commenced operations on January 25, 2002, no performance information is provided.



     YIELD



   To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Expected portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ending December 31, 2003.



------------------------------------------------------------------------
------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------------------------------------------
Sales charge (load) on purchases                              NONE
------------------------------------------------------------------------
Deferred sales charge (load)                                  NONE
------------------------------------------------------------------------
Sales charge (load) on reinvested distributions               NONE
------------------------------------------------------------------------
Redemption fees                                               NONE
------------------------------------------------------------------------
Exchange fees                                                 NONE
------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
------------------------------------------------------------------------
Management fee                                                  0.20%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.25%
------------------------------------------------------------------------
Other expenses                                                  0.18%
------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      0.63%
------------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.



                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                  0.02%
Distribution and service (12b-1) fees                           0.25%
Other expenses                                                  0.18%
                                                                -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                         0.45%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS           FIVE YEARS             TEN YEARS
        $64                  $202                  $351                  $786

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies


 - A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management companies manage approximately $52.8 billion in the U.S. and $297.4 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For the 2002 fiscal year, the portfolio paid CSAM .00% of its average net assets for advisory services.


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


     PORTFOLIO INFORMATION KEY


   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS


   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."



FINANCIAL HIGHLIGHTS



   A table showing the audited financial performance for the portfolio for up to five years.



 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all distributions.



   The Annual Report includes the auditor's report, along with the portfolio's financial statement. It is available free upon request.


     GOAL AND STRATEGIES


   The Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.



   The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. In addition, subject to shareholder approval, the Board is also able to change the portfolio's investment objective without further shareholder action.



     PORTFOLIO INVESTMENTS


   The portfolio invests in the following types of money-market instruments:


 - U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities


 - fully-collateralized repurchase agreements

 - adjustable rate obligations


   No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.



   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.



     RISK FACTORS


   The portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.



PERIOD ENDED:                                                 12/02(1)
PER SHARE DATA
----------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.0000
----------------------------------------------------------------------
Investment operations:
Net investment income                                           0.0155
----------------------------------------------------------------------
Less Dividends:
Dividends from net investment income                           (0.0155)
----------------------------------------------------------------------
Net asset value, end of period                                $ 1.0000
----------------------------------------------------------------------
Total return(2)                                                   1.56%
----------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $ 22,578
Ratio of expenses to average net assets                           0.42%(3)
Ratio of net investment income to average net assets              1.31%(3)
Decrease reflected in above operating expense ratios due to
  waivers/reimbursements                                          0.15%(3)
----------------------------------------------------------------------



(1) For the period January 25, 2002 (inception date) through December 31, 2002.



(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.



(3) Annualized.

                                MORE ABOUT RISK
     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.


   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.



   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
/20%/  Italic type (e.g., /20%/) represents an investment
       limitation as a percentage of NET fund assets; does not
       indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent



---------------------------------------------------------------------
INVESTMENT PRACTICE                                            LIMIT
---------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               /20%/
---------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.          [-]
---------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                   [-]
---------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                         [-]
---------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    /15%/
---------------------------------------------------------------------

                           MORE ABOUT YOUR PORTFOLIO


     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).



   The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.


   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.



   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of the fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS


   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.


   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.



   We will mail to you a Form 1099-DIV every January detailing your distributions for the prior year and their federal tax category.


   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS


   The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


   To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.



   Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance requirement necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.



   Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:



 - Match the portfolio's investment objective and policies



 - Be considered by CSAM to be an appropriate investment for the portfolio



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

     REDEEMING SHARES


   You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer
(ACH) does not clear.



   If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.


   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading. For exchanges, your redemption will be computed at the next-determined NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the portfolio and its shareholders



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - charge a wire-redemption fee


 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                   INSTITUTIONAL SHAREHOLDER SERVICES CENTER

                                  800-222-8977
                   MONDAY-FRIDAY, 8 A.M.-6 P.M. EASTERN TIME

                               OTHER INFORMATION



     ABOUT THE DISTRIBUTOR



   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.



   The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.



   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.



   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class C shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

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                                       23
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                                       24
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                                       25

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS


   Includes financial statements, portfolio investments and detailed performance information.


     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:


BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.

   P.O. Box 55030


   Boston, MA 02205-5030


BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:

   www.csam-americas.com



SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 9030, BOSTON, MA 02205-9030

800-222-8977 - www.csam-americas.com





CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVC-1-0503

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                 PRIME PORTFOLIO

                              GOVERNMENT PORTFOLIO


                  This Statement of Additional Information provides information about the Credit Suisse Institutional Money Market Fund, Inc. (the "Fund"), relating to Class A, Class B and Class C shares of the Prime Portfolio and the Government Portfolio (each a "Portfolio") that supplements information that is contained in the prospectuses for the Prime Portfolio and Government Portfolio dated May 1, 2003, as each may be amended from time to time (the prospectus for the Prime Portfolio and the prospectus for the Government Portfolio are collectively, the "Prospectuses") and is incorporated by reference in its entirety into the Prospectuses.



                  This Statement of Additional Information is not itself a prospectus and no investment in shares of each of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectuses and information regarding each Portfolio's current performance and the status of shareholder accounts may be obtained by writing or telephoning:



                        Credit Suisse Institutional Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977

                                    CONTENTS


                                                                                                                Page
                                                                                                                ----
INVESTMENT OBJECTIVE........................................................................................      1
GENERAL.....................................................................................................      1
    Price and Portfolio Maturity............................................................................      1
    Portfolio Quality and Diversification...................................................................      1
INVESTMENT POLICIES.........................................................................................      2
    Bank Obligations........................................................................................      2
    Variable Rate Master Demand Notes.......................................................................      2
    U.S. Government Securities..............................................................................      3
    When-Issued Securities..................................................................................      4
    Repurchase Agreements...................................................................................      4
    Reverse Repurchase Agreements and Borrowings............................................................      5
    Securities of Other Investment Companies................................................................      5
INVESTMENT RESTRICTIONS.....................................................................................      6
PORTFOLIO VALUATION.........................................................................................      8
PORTFOLIO TRANSACTIONS AND TURNOVER.........................................................................      8
MANAGEMENT OF THE FUND......................................................................................     10
    Officers and Board of Directors.........................................................................     10
    Information Concerning Directors and Officers...........................................................     10
    Ownership in Securities of the Fund and Fund Complex....................................................     15
    Information Concerning Committees and Meetings of Directors.............................................     16
    Directors' Total Compensation for Fiscal Year Ended December 31, 2002...................................     17
    Advisory Agreements.....................................................................................     17
    Board Approval of Advisory Agreement....................................................................     19
    Co-Administration Agreements............................................................................     20
    Code of Ethics..........................................................................................     21
    Custodian and Transfer Agent............................................................................     22
    Distribution and Shareholder Servicing..................................................................     22
    Organization of the Fund................................................................................     25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................................     26
ADDITIONAL INFORMATION CONCERNING TAXES.....................................................................     28
    The Portfolios and Their Investments....................................................................     28
DETERMINATION OF YIELD......................................................................................     31
INDEPENDENT ACCOUNTANTS AND COUNSEL.........................................................................     33
MISCELLANEOUS...............................................................................................     33
FINANCIAL STATEMENTS........................................................................................     34
APPENDIX....................................................................................................      1
    Description of Commercial Paper Ratings.................................................................      1

                              INVESTMENT OBJECTIVE


                  The following information supplements the discussion of each Portfolio's investment objectives and policies in the Prospectuses. There are no assurances that either Portfolio will achieve its investment objective.



                  The investment objective of each Portfolio is to provide investors with high current income consistent with liquidity and stability of principal. Subject to shareholder approval, each Portfolio's investment objective may be changed by the Board of Directors without further shareholder action.



                  Under normal market conditions, the Government Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities. The Government Portfolio's 80% investment policy may be changed by the Board of Directors of the Fund upon 60 days' notice to shareholders.


                  Unless otherwise indicated, each Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.


                  The Portfolios do not represent that these techniques are available now or will be available at any time in the future.


                                     GENERAL


                  Price and Portfolio Maturity. Each Portfolio invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Portfolio. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, and in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Portfolio follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.



                  Portfolio Quality and Diversification. Each Portfolio will limit its investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that a Portfolio acquires the security. Each Portfolio may purchase securities that are unrated at the time of purchase that the Portfolio's investment adviser (the "Adviser") deems to be of comparable quality to rated securities that the Portfolio may purchase. The NRSROs currently designated as such by the SEC are the Standard & Poor's Division of the McGraw-Hill Companies Inc. ("S&P"), Moody's Investors Service ("Moody's"), Fitch, Inc. ("Fitch"), and Dominion Bond Rating Service Ltd. A discussion of the ratings categories of S&P, Moody's and Fitch is contained in the Appendix to this Statement of Additional Information.



                  Each Portfolio is subject to certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by the Adviser. These policies generally restrict each Portfolio from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In accordance with Rule 2a-7, each Portfolio may invest up to 25% of its assets in the first tier securities of a single issuer for a period of up to three days.


                               INVESTMENT POLICIES

                  Bank Obligations. The Prime Portfolio may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Portfolio will invest in obligations of U. S. branches of foreign banks or foreign branches of United States banks only if the Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks.

                  Variable Rate Master Demand Notes. Each Portfolio may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, each Portfolio may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


                  Variable rate master demand notes held by each Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to 13 months. In determining the Portfolio's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of 13 months or less, each note will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any NRSRO or when purchasing variable rate master demand notes, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.


                  In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, each Portfolio will invest in such instruments only where the Adviser believes that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.


                  U.S. Government Securities. The obligations issued or guaranteed by the U.S. government in which the Portfolios may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).



                  Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund. The Government Portfolio will invest at least 80% of its net assets in U.S. Government Securities.



                  When-Issued Securities. Each Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Each Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Portfolio expects that commitments to purchase when-issued securities will not exceed 15% of the value of its net assets absent unusual market conditions, and that a commitment by a Portfolio to purchase when-issued securities will generally not exceed 45 days. Each Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.



                  When a Portfolio agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 15% of the value of its assets.



                  When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.



                  Repurchase Agreements. Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose a Portfolio to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights thereto. CSAM monitors the creditworthiness of those banks and non-bank dealers with which each Portfolio enters into repurchase agreements to evaluate this risk. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price

(including accrued interest). Securities subject to repurchase agreements will be held by a Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.



                  Reverse Repurchase Agreements and Borrowings. Each Portfolio may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time a Portfolio enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.



                  Securities of Other Investment Companies. Each Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, each Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, each Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.



                  Municipal Securities. The Prime Portfolio may invest in municipal securities exempt from federal income tax. Municipal securities include short-term debt obligations issued by state and local governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term municipal securities if the interest paid thereon is excluded from gross income for federal income tax purposes. The Portfolio may invest in municipal securities when, in the adviser's judgment, it is appropriate to do so in order to achieve the Portfolio's goal of high current income consistent with liquidity and stability of principal.



                  The two principal types of municipal securities consist of "general obligation" and "revenue" issues, and the Portfolio may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Portfolio are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.



                  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation.



                  The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letters of credit or other credit facilities offered by banking or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.



                  An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, municipal securities may be materially adversely affected.



                             INVESTMENT RESTRICTIONS



                  The investment limitations numbered 1 through 5 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Portfolio. Investment limitations 6 through 9 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time. If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 8) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of each Portfolio's assets will not constitute a violation of such restriction.

                  Each Portfolio may not:

         1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of its assets at the time of such transactions constituting borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its assets at the time of such borrowing. Whenever borrowings exceed 5% of the value of its total assets, a Portfolio will not make any additional investments.


         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances of domestic branches of U.S. banks.



         3. Make loans except that a Portfolio may lend portfolio securities, may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements.(1)



         4. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with such Portfolio's investment objective, policies and limitations may be deemed to be underwriting.


         5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may purchase securities issued by companies that invest in real estate or interests therein.

         6. Write or sell puts, calls, straddles, spreads or combinations thereof.

         7. Purchase securities on margin, make short sales of securities or maintain a short position.

         8. Invest more than 10% of the value of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after

------------------------


(1) Subject to shareholder approval, this investment restriction will be revised as follows: "[Each Portfolio may not] borrow money, except to the extent permitted under the 1940 Act."

                  notice by a Portfolio, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.


         9.       Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION


                  Each Portfolio's securities are valued on the basis of amortized cost consistent with Rule 2a-7 under the 1940 Act. Under this method, each Portfolio values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount a Portfolio would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize each Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening a Portfolio's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Portfolio's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                       PORTFOLIO TRANSACTIONS AND TURNOVER


                  Credit Suisse Asset Management, LLC, the Portfolios' investment adviser ("CSAM"), is responsible for establishing, reviewing, and, where necessary, modifying each Portfolio's investment program to achieve its investment objective and will select specific portfolio investments and effect transactions for the Portfolios. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. CSAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, CSAM may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolios with research advice or other services.


                  Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.


                  In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CSFB") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. In addition, the Portfolios will not give preference to any institutions with whom the Fund, on behalf of each Portfolio, enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.



                  Each Portfolio does not intend to seek profits through short-term trading. Each Portfolio's annual portfolio turnover will be relatively high but its portfolio turnover is not expected to have a material effect on its net income. Each Portfolio's turnover is expected to be zero for regulatory reporting purposes.



                  As of December 31, 2002, the Prime Portfolio held securities of its regular broker or dealers as follows:



--------------------------------------------------------------------------------------
NAME OF SECURITY                                                AGGREGATE VALUE

--------------------------------------------------------------------------------------
Morgan Stanley Group Bonds 7.125% due 1/15/03                     $20,040,545

--------------------------------------------------------------------------------------
Morgan Stanley Group Bonds 6.875% due 3/1/03                      $10,078,588

--------------------------------------------------------------------------------------
Morgan Stanley Dean Witter and Co. Commercial Paper 1.330%
due 1/27/03                                                       $12,600,000

--------------------------------------------------------------------------------------
Merrill Lynch & Company, Inc. Commercial Paper 1.886% Due
2/4/03                                                            $31,006,758

--------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated
12/31/02                                                          $97,793,000

--------------------------------------------------------------------------------------



                  As of December 31, 2002, the Government Portfolio held securities of its regular broker or dealers as follows:



--------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated
12/31/02                                                          $64,662,000

--------------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND



                  OFFICERS AND BOARD OF DIRECTORS



                  The business and affairs of the Fund is managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between each Portfolio and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of the Portfolio and who execute policies authorized by the Board.



                  The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.



                  INFORMATION CONCERNING DIRECTORS AND OFFICERS



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                        Term of                                    Fund
                                                     Office(2) and                                Complex
                                      Position(s)      Length of     Principal Occupation(s)    Overseen by     Directorships
Name, Address and Date of Birth     Held with Fund    Time Served    During Past Five Years       Director     Held by Director
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                     Director      Since Fund        Currently retired;            54        None
c/o Credit Suisse                                    inception         Executive Vice
Asset Management, LLC                                                  President and Chief
466 Lexington Avenue                                                   Financial Officer of
New York, New York 10017-3140                                          Pan Am Corporation
                                                                       and Pan American
Date of Birth: 04/23/32                                                World Airways, Inc.
                                                                       from 1988 to 1991
--------------------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                          Director      Since Fund        Private investor;             53        Director of Advo,
2425 North Fish Creek Road                           inception         Consultant and                          Inc. (direct mail
P.O. Box 1287                                                          Director of Fritz                       advertising)
Wilson, Wyoming 83014                                                  Broadcasting, Inc.
                                                                       and Fritz
Date of Birth: 04/22/27                                                Communications
                                                                       (developers and
                                                                       operators of radio
                                                                       stations) since
--------------------------------------------------------------------------------------------------------------------------------


------------------------


(2) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                        Term of                                    Fund
                                                     Office(2) and                                Complex
                                      Position(s)      Length of     Principal Occupation(s)    Overseen by     Directorships
Name, Address and Date of Birth     Held with Fund    Time Served    During Past Five Years       Director     Held by Director
---------------------------------------------------------------------------------------------------------------------------------
                                                                       1987
---------------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                      Director       Since Fund       Dean of Yale School          53          Director of
Box 208200                                            inception        of Management and                        Aetna, Inc.;
New Haven, Connecticut 06520-8200                                      William S. Beinecke                      Director of
                                                                       Professor in the                         Calpine Energy
Date of Birth: 10/29/46                                                Practice of                              Corporation;
                                                                       International Trade                      Director of
                                                                       and Finance;                             CarMax (used car
                                                                       Undersecretary of                        dealers)
                                                                       Commerce for
                                                                       International Trade
                                                                       from November 1993
                                                                       to October 1995;
                                                                       Professor at
                                                                       Columbia University
                                                                       from September 1992
                                                                       to November 1993
---------------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                         Director       Since Fund       Dean Emeritus and            53          Member of the
301 ICC                                               inception        Distinguished                            Board of The
Georgetown University                                                  Professor of                             Carlisle
Washington, DC 20057                                                   International                            Companies Inc.;
                                                                       Affairs at the                           Member of
Date of Birth: 02/11/37                                                Edmund A. Walsh                          Selection
                                                                       School of Foreign                        Committee for
                                                                       Service, Georgetown                      Truman Scholars
                                                                       University;                              and Henry Luce
                                                                       Moderator of PBS                         Scholars; Senior
                                                                       foreign affairs                          Associate of
                                                                       television series                        Center for
                                                                                                                Strategic and
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                                                                of numerous world
                                                                                                                affairs
                                                                                                                organizations
---------------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                   Director       Since Fund       Currently retired;           55          Director of
c/o Credit Suisse                                     inception        President and Chief                      Education
Asset Management, LLC                                                  Operating Officer of                     Management Corp.
466 Lexington Avenue                                                   National InterGroup,
New York, NY 10017-3140                                                Inc. (holding
                                                                       Company) April 1989
Date of Birth: 12/20/30                                                to March 1991;
                                                                       Chairman of Permian
                                                                       Oil Co. from April
                                                                       1989 to March 1991
---------------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                    Director       Since Fund       Partner of Lehigh            54          None
Lehigh Court LLC                                      inception        Court, LLC and RZ
40 East 52nd Street,                                                   Capital (private
New York, New York 10022                                               investment firms)
                                                                       since July 2002;
Date of Birth: 07/10/48                                                Consultant to
                                                                       SunGard Securities
                                                                       Finance, Inc. from
                                                                       February 2002 to
                                                                       July 2002; President
                                                                       of SunGard
                                                                       Securities Finance,
                                                                       Inc. from 2001 to
                                                                       February 2002;
                                                                       President
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                        Term of                                    Fund
                                                     Office(2) and                                Complex
                                      Position(s)      Length of     Principal Occupation(s)    Overseen by     Directorships
Name, Address and Date of Birth     Held with Fund    Time Served    During Past Five Years       Director     Held by Director
--------------------------------------------------------------------------------------------------------------------------------
                                                                     of Loanet, Inc.
                                                                     (on-line accounting
                                                                     service) from 1997 to
                                                                     2001; Executive Vice
                                                                     President of Loanet,
                                                                     Inc. from 1994 to
                                                                     1997; Director,
                                                                     President, North
                                                                     American Operations,
                                                                     and former Executive
                                                                     Vice President from
                                                                     1992 to 1993 of
                                                                     Worldwide Operations
                                                                     of Metallurg Inc.;
                                                                     Executive Vice
                                                                     President, Telerate,
                                                                     Inc. from 1987 to
                                                                     1992; Partner in the
                                                                     law firm of Hartman &
                                                                     Craven until 1987
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
William W. Priest(3)                 Director         Since Fund     Co-Managing Partner,           60         None
Steinberg Priest & Sloane Capital                     inception      Steinberg Priest &
Management                                                           Sloane Capital
12 East 49th Street                                                  Management since
12th Floor                                                           March 2001; Chairman
New York, New York 10017                                             and Managing
                                                                     Director of CSAM
Date of Birth: 09/24/41                                              from 2000 to
                                                                     February 2001, Chief
                                                                     Executive Officer
                                                                     and Managing
                                                                     Director of CSAM
                                                                     from 1990 to 2000
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------------
Joseph D. Gallagher(4)               Chairman         Since 2003     Managing Director              --         --
Credit Suisse Asset Management,      and President                   and Chief Executive
LLC                                                                  Officer
--------------------------------------------------------------------------------------------------------------------------------


------------------------


(3) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM..



(4) Mr. Gallagher's election as a Director of the Fund (and of a total of 60 portfolios in the Fund Complex) is pending shareholder approval. If elected, Mr. Gallagher would be a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                        Term of                                    Fund
                                                     Office(2) and                                Complex
                                      Position(s)      Length of     Principal Occupation(s)    Overseen by     Directorships
Name, Address and Date of Birth     Held with Fund    Time Served    During Past Five Years       Director     Held by Director
--------------------------------------------------------------------------------------------------------------------------------
466 Lexington Avenue                                                  of CSAM since 2003;
New York, New York 10017-3140                                         Chief Executive
                                                                      Officer and Director
Date of Birth: 12/14/62                                               of Credit Suisse
                                                                      Asset Management
                                                                      Limited, London,
                                                                      England, from June
                                                                      2000 to 2003;
                                                                      Director of Credit
                                                                      Suisse Asset
                                                                      Management Funds
                                                                      (UK) Limited,
                                                                      London, England,
                                                                      from June 2000 to
                                                                      2003; Managing
                                                                      Director, Head -
                                                                      Asian Corporate
                                                                      Finance and M&A's,
                                                                      Credit Suisse First
                                                                      Boston, Hong Kong,
                                                                      China, from January
                                                                      1998 to May 1999;
                                                                      and Director Head -
                                                                      Asian Corporate
                                                                      Finance, Credit
                                                                      Suisse First Boston,
                                                                      Hong Kong, China,
                                                                      from October 1993 to
                                                                      December 1997
--------------------------------------------------------------------------------------------------------------------------------
Hal Liebes, Esq.                    Vice             Since Fund       Managing Director             --         --
Credit Suisse Asset Management,     President and    inception        and Global General
LLC                                 Secretary                         Counsel of CSAM;
466 Lexington Avenue                                                  Associated with CSAM
New York, New York 10017-3140                                         since 1997; Officer
                                                                      of other Credit
Date of Birth: 07/06/64                                               Suisse Funds
--------------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro                Treasurer and    Since Fund       Director and                  --         --
Credit Suisse Asset Management,     Chief            inception        Director of Fund
LLC                                 Financial                         Administration of
466 Lexington Avenue                Officer                           CSAM; Associated
New York, New York 10017-3140                                         with CSAM since
                                                                      1984; Officer of
Date of Birth: 11/15/59                                               other Credit Suisse
                                                                      Funds
--------------------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler, Esq.           Assistant        Since Fund       Director and Deputy           --         --
Credit Suisse Asset Management,     Secretary        inception        General Counsel,
LLC                                                                   Associated with CSAM
466 Lexington Avenue                                                  since January 2000;
New York, New York 10017-3140                                         Associated with the
                                                                      law firm of Swidler
Date of Birth: 11/17/66                                               Berlin Shereff
                                                                      Friedman LLP from
                                                                      1996 to 2000;
                                                                      Officer of other
                                                                      Credit Suisse Funds

--------------------------------------------------------------------------------------------------------------------------------
Rocco A. DelGuercio                 Assistant        Since 2001       Vice President of             --         --
Credit Suisse Asset Management,     Treasurer                         Fund Administration
LLC                                                                   and Administrative
466 Lexington Avenue                                                  Officer of CSAM;
New York, New York 10017-3140                                         Associated with CSAM
                                                                      since June 1996;
Date of Birth: 04/28/63                                               Officer of other
                                                                      Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                        Term of                                    Fund
                                                     Office(2) and                                Complex
                                      Position(s)      Length of     Principal Occupation(s)    Overseen by     Directorships
Name, Address and Date of Birth     Held with Fund    Time Served    During Past Five Years       Director     Held by Director
--------------------------------------------------------------------------------------------------------------------------------
Joseph Parascondola                 Assistant        Since Fund       Assistant Vice                --         --
Credit Suisse Asset Management,     Treasurer        inception        President - Fund
LLC                                                                   Administration of
466 Lexington Avenue                                                  CSAM since April
New York, New York 10017-3140                                         2000; Assistant Vice
                                                                      President, Deutsche
Date of Birth: 06/05/63                                               Asset Management
                                                                      from January 1999 to
                                                                      April 2000;
                                                                      Assistant Vice
                                                                      President, Weiss,
                                                                      Peck & Greer LLC
                                                                      from November 1995
                                                                      to December 1998;
                                                                      Officer of other
                                                                      Credit Suisse Funds
---------------------------------------------------------------------------------------------------------------------------
Robert M. Rizza                     Assistant        Since 2002       Assistant Vice                --         --
Credit Suisse Asset Management,     Treasurer                         President of Fund
LLC                                                                   Administration CSAM
466 Lexington Avenue                                                  since January 2001;
New York, New York 10017-3140                                         Associated with CSAM
                                                                      since 1998; Officer
Date of Birth: 12/09/65                                               of other Credit
                                                                      Suisse Funds
---------------------------------------------------------------------------------------------------------------------------





------------------------

                  OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX



As reported to the Fund, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2002.



------------------------------------------------------------------------------------------------------------------
                                                                                            Aggregate Dollar
                                                                                            Range of Equity
                                                                                            Securities in all
                                                                                          Registered Investment
                                                                                           Companies Overseen
                                                                                          by Director in Family
                                  Dollar Range of Equity Securities in the                    of Investment
Name of Director                                 Fund*,(1)                                      Companies*
------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
------------------------------------------------------------------------------------------------------------------
Richard H. Francis              Government Portfolio                      A                         E
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                   Government Portfolio                      A                         E
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten               Government Portfolio                      A                         A
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                  Government Portfolio                      A                         D
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.            Government Portfolio                      A                         C
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------


----------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Aggregate Dollar
                                                                                            Range of Equity
                                                                                            Securities in all
                                                                                          Registered Investment
                                                                                           Companies Overseen
                                                                                          by Director in Family
                                  Dollar Range of Equity Securities in the                    of Investment
Name of Director                                 Fund*,(1)                                      Companies*
------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport             Government Portfolio                      A                         D
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR(2)
------------------------------------------------------------------------------------------------------------------
William W. Priest               Government Portfolio                      A                         A
                                -------------------------------------------
                                Prime Portfolio                           A
------------------------------------------------------------------------------------------------------------------


-------------------


(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.


*    Key to Dollar Ranges:

     A.  None

     B.  $1 - $10,000

     C.  $10,000 - $50,000

     D.  $50,000 - $100,000

     E.  Over $100,000


(2) As of December 31, 2002, Mr. Gallagher did not hold any of the Fund's equity securities or equity securities in any registered investment company to be overseen by Mr. Gallagher (if elected as a Director) in the Family of Investment Companies.

                  No employee of CSAM, CSAMSI, State Street Bank and Trust Company ("State Street"), the Fund's co-administrator, or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, officer or employee of CSAM, CSAMSI, State Street or any of their affiliates receives an annual fee of $750 from the Fund and $250 per meeting of the Board attended by him for his services as a Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the Chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.



                  Mr. Rappaport informed the Fund that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse Group entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. ("SunGard"). Mr Rappaport sold his shares to SunGard, but remained President of Loanet until December 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position after February 2002.



                  INFORMATION CONCERNING COMMITTEES AND MEETINGS OF DIRECTORS



                  The Fund's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.



                  In accordance with its written charter adopted by the Board of Directors, the Audit Committee oversees the financial reporting process of the Fund and monitors the valuation of portfolio assets. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the audit plan and audit fees charged, and reviews the results of the Fund's annual audit. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its Adviser and affiliates by the independent public accountants. The Audit Committee met four times during the fiscal year ended December 31, 2002.



                  The Nominating Committee is charged with the duty of selecting and nominating candidates for election to the Board as Independent Directors. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating

Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee met twice during the fiscal year ended December 31, 2002.



      DIRECTORS' TOTAL COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2002



--------------------------------------------------------------------------------------------
                                                                                 Number of
                                                            All Investment     Portfolios in
                                                              Companies         Fund Complex
     Name of                 Government                      in the CSAM        Overseen by
   Director(3)               Portfolio     Prime Portfolio   Fund Complex         Director
--------------------------------------------------------------------------------------------
William W. Priest(4)           None            None              None               60
--------------------------------------------------------------------------------------------

Richard H. Francis             $906            $906             $ 82,015            54
--------------------------------------------------------------------------------------------

Jack W. Fritz                  $906            $906             $ 64,640            53
--------------------------------------------------------------------------------------------

Jeffrey E. Garten              $906            $906             $ 71,515            53
--------------------------------------------------------------------------------------------

Peter F. Krogh                 $906            $906             $ 75,015            54
--------------------------------------------------------------------------------------------

James S. Pasman, Jr.           $906            $906             $110,015            55
--------------------------------------------------------------------------------------------

Steven N. Rappaport            $981            $981             $ 84,360            54
--------------------------------------------------------------------------------------------



(3) Mr. Gallagher is an interested person of the Fund and, accordingly, if elected a director of the Fund will receive no compensation from the Fund or any other investment company advised by CSAM.






(4) Mr. Priest is an "interested person" of the Fund and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.



                  As of March 4, 2003, Directors and officers of the Fund as a group owned of record less than 1% of the outstanding shares of each Portfolio.

                  Advisory Agreements



                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140 serves as investment adviser to each Portfolio pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of December 31, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $297.4 billion, with $55.8 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.



                  The Advisory Agreement between each Portfolio and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.



                  Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

                  Each Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.



                  Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Directors in such manner as the Boards determine to be fair and accurate. Each class of the Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.



                  Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.



                  Each Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).



                  For the services provided pursuant to the Advisory Agreement, CSAM receives a fee, computed daily and payable monthly, at the annual rate of ..20% of each Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be paid by each Portfolio.






                  For the fiscal period from November 28, 2001 through December 31, 2001 and for the fiscal year ended December 31, 2002 for the Prime Portfolio, and for the fiscal period from January 25, 2002 through December 31, 2002 for the Government Portfolio, investment advisory fees earned by CSAM and voluntarily waived, and expenses reimbursed for each Portfolio were as follows:



---------------------------------------------------------------------------------------------------------------
                                           Gross                             Net Advisory            Expense
Portfolio             Year              Advisory Fee             Waiver          Fee             Reimbursements
---------------------------------------------------------------------------------------------------------------
Prime Portfolio       2001               $    29,612           $  29,612              0             $  47,609
---------------------------------------------------------------------------------------------------------------
Prime Portfolio       2002               $ 1,102,728           $ 746,266      $ 356,462                     0
---------------------------------------------------------------------------------------------------------------
Government Portfolio  2002               $   299,383           $ 299,383              0             $   5,239
---------------------------------------------------------------------------------------------------------------



                  Board Approval of Advisory Agreement



                  In approving the Advisory Agreement for each Portfolio, the Board of Directors of the Fund, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Portfolio, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors also considered each Portfolio's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to Portfolio performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Portfolio. The Board reviewed the profitability to CSAM and its affiliates of their services to the Portfolio and considered whether economies of scale in the provision of services to the Portfolio were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Portfolio expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.






                  Co-Administration Agreements



                  CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to each Portfolio pursuant to separate written agreements with the Portfolio (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively). CSAMSI has served as co-administrator to each Portfolio since the Fund's inception. CSAMSI currently provides these services without compensation for both Portfolios.



                  State Street became co-administrator to the Portfolios on May 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Each class of shares of the Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the period from May 1, 2002 through December 31, 2002, the Government and Prime Portfolios paid State Street fees (including out-of-pocket fees) under the State Street Co-Administration Agreement of $82,454 and $283,958, respectively.



                  PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Portfolios from their inception through April 30, 2002. For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:

------------------------------------------------------------
                        ANNUAL RATE
------------------------------------------------------------
..07% for the first $500 million in assets
------------------------------------------------------------
..06% for the next $1 billion
------------------------------------------------------------
..05% for assets in excess of $1.5 billion
------------------------------------------------------------



                  For the period from November 28, 2001 (commencement of operations) through December 31, 2001 for the Prime Portfolio; for the period from January 1, 2002 through April 30, 2002 for the Prime Portfolio; and for the period from January 25, 2002 (commencement of operations) through April 30, 2002 for the Government Portfolio, co-administrative service fees earned, and voluntarily waived, by PFPC (including out-of-pocket expenses) were as follows:



-----------------------------------------------------------------------------------------------------
                                         GROSS                                           NET
     PORTFOLIO                   CO-ADMINISTRATION FEE            WAIVER        CO-ADMINISTRATION FEE
-----------------------------------------------------------------------------------------------------
Government Portfolio*                    $ 2,425                 $  2,040             $    385
-----------------------------------------------------------------------------------------------------
Prime Portfolio
-----------------------------------------------------------------------------------------------------
2002                                     $17,802                 $  7,409             $ 10,393
-----------------------------------------------------------------------------------------------------
2001**                                   $10,550                 $  4,442             $  6,108
-----------------------------------------------------------------------------------------------------



* For the period January 25, 2002 (commencement of operations) through April 30, 2002.



** For the period November 28, 2001 (commencement of operations) through December 31, 2001.



                  The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.



                  Code of Ethics. The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code"), which permits personnel covered by the Code ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings. The Board reviews the administration of the Code at least annually and may impose sanctions for violations of the Code.



                  Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street") acts as the custodian for each Portfolio pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of the each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) makes periodic reports to the Board of Directors concerning each Portfolio's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of each Portfolio, provided that State Street remains responsible for the performance of all its duties under the Custodian Agreement and hold each Portfolio harmless from the negligent acts and omissions of any sub-custodian. For its services to each Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the average daily market value of each Portfolio's assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to each Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios,
(ii) addresses and mails all communications by the Portfolios to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.



                  Distribution and Shareholder Servicing



                  Distributor. CSAMSI serves as distributor of the Fund's shares and offers each Portfolio's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.



                  Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for Class B shares and Class C shares of each Portfolio, to permit the Fund to compensate CSAMSI for activities associated with the distribution of the these shares.



                  The Class B Plan provides that a service fee of .10% per year of the average daily net assets of the Class B shares of each Portfolio will be paid as compensation to CSAMSI. The Class C Plan provides that a service fee of ..25% per year of the average daily net assets of the Class C shares of each Portfolio will be paid as compensation to CSAMSI.



                  These fees are intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Portfolios. Services performed by CSAMSI or Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of Class B and Class C shares, as set forth in the relevant 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Class B and Class C shareholders of each Portfolio, as set forth in the relevant 12b-1 Plan ("Shareholder Services", together with Selling Services, "Services"). Shareholder Services may include, without limitation, responding to shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Class B and C Shares (of each Portfolio) of prospectuses and statements of additional information describing the Portfolios; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Class B and C Shares (of each Portfolio); (c) providing telephone services relating to each Portfolio, including responding to inquiries of prospective investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with each Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.


                  With respect to sales of each Portfolio's Class B or Class C shares through a broker-dealer, financial intermediary or financial institution (each a "Service Organization"), CSAMSI pays the Service Organization an ongoing maintenance fee. The payments to the Service Organizations will continue to be paid for as long as the related assets remain in a Portfolio.

                  In addition to the maintenance fee paid to Service Organizations, CSAMSI or its affiliates may from time to time pay additional compensation to financial representatives in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Portfolio. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Portfolio during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.


                  The 12b-1 Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Directors"). Any material amendment of the 12b-1 Plans would require the approval of the Board in the same manner. None of the 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of a Portfolio.



                  During the fiscal year ended December 31, 2002, CSAMSI spent the fees paid under the Fund's 12b-1 Plans as follows:



-------------------------------------------------------------------------------------------------
                                                  Prime Portfolio          Government Portfolio
-------------------------------------------------------------------------------------------------
Advertising                                          $  369,855                 $  83,071
-------------------------------------------------------------------------------------------------
Printing and mailing prospectuses for
promotional purposes                                 $  410,514                 $ 100,732
-------------------------------------------------------------------------------------------------
Compensation to broker-dealers                       $        0                 $       0
-------------------------------------------------------------------------------------------------
People-related and occupancy                         $  250,022                 $  63,483
-------------------------------------------------------------------------------------------------
Other                                                $  477,308                 $ 117,447
-------------------------------------------------------------------------------------------------



                  Each Portfolio has authorized certain Service Organizations or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than each Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. Each Portfolio may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

                  For the period from January 25, 2002 (commencement of operations) through December 31, 2002, for the Government Portfolio, and for the period from November 28, 2001 (commencement of operations) through December 31, 2001, and for the year ended December 31, 2002 for the Prime Portfolio, distribution fees paid to CSAMSI under the 12b-1 Plans were as follows:



                                      2002



---------------------------------------------------------------
      PORTFOLIO                 CLASS          DISTRIBUTION FEE
---------------------------------------------------------------
Government Portfolio*          Class B            $  94,046
                               Class C            $  26,867
---------------------------------------------------------------
Prime Portfolio                Class B            $ 360,205
                               Class C            $ 164,037
---------------------------------------------------------------



* For the period January 25, 2002 (commencement of operations) through December 31, 2002



                                      2001



---------------------------------------------------------------
      PORTFOLIO                 CLASS          DISTRIBUTION FEE
---------------------------------------------------------------
Government Portfolio           Class B               N/A
                               Class C               N/A
---------------------------------------------------------------
Prime Portfolio**              Class B                $3
                               Class C                $8
---------------------------------------------------------------



** For the period November 28, 2001 (commencement of operations) through
   December 31, 2001.



                  Payments by the Fund to CSAMSI under the B Shares and C Shares 12b-1 Plans, as applicable, are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.



                  CSAMSI provides the Board of the Fund with periodic reports of amounts spent under the B Shares and C Shares 12b-1 Plans, as applicable, and the purposes for which the expenditures were made.


                  Organization of the Fund


                  The Fund was incorporated on August 17, 2001 under the laws of the State of Maryland under the name of "Credit Suisse Institutional Money Market Fund, Inc." The Portfolios are the two portfolios of an open-end series investment company, the Fund, each of which has three classes of common stock outstanding; Class A, Class B, and Class C. Unless otherwise indicated, references to the "Fund" apply to each class of shares of the Fund. The Fund's charter authorizes the Board of Directors to issue 9 billion full and fractional shares of capital stock, par value $.001 per share, of which 2 billion shares are designated "Class A Shares," 2 billion shares are designated "Class B Shares" and 2 billion shares are designated "Class C Shares."

                  The Board may classify or reclassify any unused shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Fund's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.



                  All shareholders of each Portfolio upon liquidation will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.



                  Each Portfolio is diversified. Investors in a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Portfolio will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.



                  Pending shareholder approval, each Portfolio may redeem shares held by a shareholder for any reason, subject to applicable law, if the Board of Directors determines that doing so is in the best interests of the Portfolio.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                  The offering price of a Portfolio's shares is equal to the per share net asset value of the relevant class of shares of the Portfolio.


                  All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order which, in the case of purchases directly from the Fund, includes receipt of payment. As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

                  Class A shares of each Portfolio are sold directly to investors at a price equivalent to the net asset value.

                  Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class B or C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class B or C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class B or C shares should be read in connection with such firms' material regarding their fees and services.


                  Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.


                  Shares of each Portfolio may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE on any day on which the Fund is open, following receipt in proper form by a Portfolio of the shares tendered for redemption.


                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

                  Each Portfolio, however, has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the respective Portfolio at the beginning of the period.

                     ADDITIONAL INFORMATION CONCERNING TAXES


                  The following is a summary of certain material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in each Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolios. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change, possibly with retroactive effect.


                  The Portfolios and Their Investments


                  Each Portfolio intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



                  As a regulated investment company, each Portfolio will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least (i) 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code 's timing and other requirements. However, any taxable income or gain it does not distribute will be subject to tax at regular corporate rates.





                  The Code imposes a 4% nondeductible excise tax on each Portfolio to the extent that such Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

                  Although each Portfolio expects to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by such Portfolio would reduce the amount of income and gains available for distribution to shareholders.



                  If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, such Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) that are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest income. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio fails to qualify as a regulated investment company for a period greater than one taxable year, such Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



                  Foreign Investments. Investors in the Prime Portfolio should be aware that it is possible that some portion of the Portfolio's income from investments in obligations of foreign banks could be subject to foreign income or withholding taxes. Tax conventions between certain countries and the United States may reduce ore eliminate such taxes in some cases. The Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.



Taxation of United States Shareholders



                  Dividends and Distributions. Any dividend declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder of such Portfolio on December 31 of such calendar year and to have been paid by the such Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year. Each Portfolio intends to declare dividend distributions daily and pay them monthly. The Board will determine annually whether to distribute any net realized capital gains. Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, such Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").



                  Dividends of net investment income and distributions of net realized short-term capital gains are taxable to United States shareholders as ordinary income, whether paid in cash or shares. While neither Portfolio expects to realize net realized long-term capital gains, any such realized gains will be distributed as described in the Prospectuses ("capital gain dividends"), will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Portfolio's shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. A shareholder of a Portfolio receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.



                  Sales of Shares. Gain or loss, if any, recognized on the sale or other disposition of shares of a Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of a Portfolio before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.



                  Notices. Shareholders of each Portfolio will receive an annual statement as to the federal income tax status of his dividends and distributions from the Portfolio for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding year.

                  Backup Withholding. A Portfolio may be required to withhold, for United States federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liability.


           THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX
          CONSEQUENCES AFFECTING EACH PORTFOLIO AND ITS SHAREHOLDERS.
        SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH
           RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN
                        INVESTMENT IN A PORTFOLIO.

                             DETERMINATION OF YIELD


                  From time to time, each Portfolio may quote its yield and effective yield in advertisements or in reports and other communications to shareholders. The "yield" calculated for each Portfolio is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.



                  Effective yield is also calculated for the Portfolios and is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:



                  Effective yield = [(Base Period Return + 1)(365/7)] - 1.



                  From time to time, Portfolio service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Portfolio expenses. The performance figures below reflect the impact of these waivers and expense reimbursements, if any, as indicated. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.



                  In connection with communicating its yield or effective yield to current or prospective shareholders, each Portfolio may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.



                  Each Portfolio's yield will vary from time to time depending upon market conditions, the composition of each Portfolio and operating expenses allocable to it. Yield information may be useful in reviewing the Portfolio's performance and for providing a basis for comparison with other investment alternatives. However, each Portfolio's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing each Portfolio's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.



                  For the seven-day period ended December 31, 2002, the current yields and effective yields (before and after waivers and reimbursements) of each Portfolio were as follows:



-------------------------------------------------------------------------------------------------
                                                   CURRENT YIELD                 CURRENT YIELD
                                                (BEFORE WAIVERS AND           (AFTER WAIVERS AND
      PORTFOLIO                  CLASS            REIMBURSEMENTS)               REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------
Prime Portfolio                 Class A                1.23%                         1.38%
                                Class B                1.22%                         1.28%
                                Class C                0.98%                         1.13%
-------------------------------------------------------------------------------------------------
Government Portfolio            Class A                1.10%                         1.34%
                                Class B                1.01%                         1.24%
                                Class C                0.85%                         1.09%
-------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                                  EFFECTIVE YIELD               EFFECTIVE YIELD
                                                (BEFORE WAIVERS AND           (AFTER WAIVERS AND
      PORTFOLIO                  CLASS            REIMBURSEMENTS)               REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------
Prime Portfolio                 Class A                1.24%                         1.39%
                                Class B                1.23%                         1.29%
                                Class C                0.99%                         1.14%
-------------------------------------------------------------------------------------------------
Government Portfolio            Class A                1.11%                         1.34%
                                Class B                1.02%                         1.25%
                                Class C                0.86%                         1.09%
-------------------------------------------------------------------------------------------------

                  RATING OF THE PORTFOLIO


                  The Prime Portfolio has obtained a rating from Standard & Poor's. Standard & Poor's money market fund ratings encompass an analysis of the Portfolio's investment guidelines, management, investment strategies, operational policies, and internal controls. Combined with ongoing monitoring of the Portfolio, a money market fund rating serves as a current assessment of the fund's overall safety. A money market fund rating reflects Standard & Poor's opinion of the safety of invested principal based on an analysis of portfolio credit quality, market price exposure, and management. Credit quality incorporates the credit risk of securities and the counterparty risk of transaction-based investments, such as repurchase agreements (repos). Market price exposure relates to the potential for a decline in the market value of a money market fund's assets. Within this area, Standard & Poor's looks at weighted average maturity, liquidity, diversification, variable-rate and floating- rate securities, securities lending and reverse repos, shareholder composition, pricing of securities and net asset value (NAV) deviation procedures. The quality of management is based on a meeting with senior fund officials, and on public and nonpublic information.



                  After the Portfolio has been rated by Standard & Poor's, the rating is monitored on a weekly basis to ensure accurate and current ratings. Additionally, Standard & Poor's conducts annual management reviews for each rated fund to evaluate any changes that may have occurred in policy, philosophy, personnel, operations and controls. Standard & Poor's receives an annual fee for the rating and monitoring of money market funds.


                       INDEPENDENT ACCOUNTANTS AND COUNSEL


                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statements that are incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.



                  Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.


                                  MISCELLANEOUS


                  As of March 4, 2003, the name, address and percentage of ownership of each person that owns of record 5% or more of the Fund's outstanding shares were as follows:



-----------------------------------------------------------------------------------------------------
       SHAREHOLDER                           NUMBER OF SHARES                    PERCENTAGE OF SHARES
-----------------------------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS A

MINNESOTA LIFE INSURANCE COMPANY              40,723,647.990                            25.75%
VICKI PALMATEER
ADVANTUS CAPITAL MANAGEMENT INC.
400 ROBERT STREET NORTH
ST PAUL, MN 55101-2015
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ACTIVCARD INC.                                10,154,626.580                             6.42%
6623 DUMBARTON CIR.
FREMONT, CA 94555-3603

-----------------------------------------------------------------------------------------------------
BOEING CAPITAL CORPORATION                    49,614,720.420                            31.37%
TREASURY DEPARTMENT
3780 KILROY AIRPORT WAY STE 750
LONG BEACH, CA 90806-2460

-----------------------------------------------------------------------------------------------------
SUNOCO INC.                                   50,000,000.000                            31.61%
ATTN: KATRIA KOWAL
1801 MARKET ST.
PHILADELPHIA, PA 19103-1628

-----------------------------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS B

CSWP MONEY FUND SETTLEMENT                   583,229,427.540                            99.46%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-----------------------------------------------------------------------------------------------------
PRIME PORTFOLIO - CLASS C

CSWP MONEY FUND SETTLEMENT                   139,511,559.640                            99.97%
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-----------------------------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS A                32,629,921.030                            99.73%

DLJ LONG TERM INVESTMENT CORP.
C/O WILLARD R. FROEHLICH
227 W. MONROE ST. STE 4320
CHICAGO, IL 60606-5055

-----------------------------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS B               102,908,435.860                            99.96%

CSWP MONEY FUND SETTLEMENT
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-----------------------------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO - CLASS C                23,682,331.550                            99.85%

CSWP MONEY FUND SETTLEMENT
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-----------------------------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS


                  The Fund's audited Annual Report for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference. The Fund will furnish without charge a copy of its annual report upon request by calling Credit Suisse Funds at 800-

222-8977.

                                    APPENDIX

                  Description of Commercial Paper Ratings


                  Commercial paper rated A-1 by the Standard & Poor's Division of the McGraw-Hill Companies Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.






                  Fitch, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                                     PART C

                                OTHER INFORMATION

                  Item 23.          Exhibits


                  a        Articles of Incorporation dated August 17, 2001.(1)



                  b(1)     By-Laws as adopted August 16, 2001.(1)



                   (2)     Amendment to the By-Laws dated February 12, 2002.


                  c        Registrant's Forms of Stock Certificates.(2)


                  d Investment Advisory Agreement-with Credit Suisse Asset Management, LLC. ("CSAM, LLC"), pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.



                  e Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") dated November 16, 2001.


                  f        Not applicable.


                  g(1) Custodian Agreement with State Street Bank and Trust Company ("State Street") dated October 20, 2000.(3)



                   (2) Amendment to Custodian Agreement with State Street dated March 26, 2001.(4)


                   (3) Amendment to Custodian Agreement with State Street dated May 16, 2001.(4)

                   (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001.(4)


                   (5)     Letter Agreement with State Street dated November 21,
                           2001.


------------------
(1) Filed as part of Registrant's initial registration statement on August 17, 2001.


(2) Filed as part of Registrant's Pre-Effective Amendment No. 1, filed on October 30, 2001.


(3) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(4) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  h(1) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS") dated February 1, 2001.



                   (2) Letter Agreement with BFDS Pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.



                   (3) Amendment to Transfer Agency and Service Agreement with BFDS dated December 31, 2002.



                   (4) Co-Administration Agreement with State Street dated March 18, 2002.(5)



                  i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(6)



                   (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.(6)


                  j(1) Consent of PricewaterhouseCoopers LLP, Independent Accountants.


                   (2)     Powers of Attorney.


                  k        Not applicable.


                  l Purchase Agreement pertaining to the Government Portfolio and the Prime Portfolio dated October 2, 2001.



                  m(1)     Class B Distribution Plan dated October 2, 2001.(2)



                   (2)     Class C Distribution Plan dated October 2, 2001.(2)


------------------











(5) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, INC., filed on May 3, 2002 (Securities Act File No. 333-64554).



(6) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement On Form N-1A, filed on November 7, 2001.

                  n(1)     Rule 18f-3 Plan dated October 2, 2001.(2)



                   (2)     Amended Rule 18f-3 Plan dated November 12, 2001.(7)


                  o        Not applicable.

                  p        Not applicable.

Item 24.          Persons Controlled by or Under Common Control with Registrant


                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has two wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 25.          Indemnification


                  Registrant, officers and directors of CSAM, LLC, of Credit Suisse Asset Management Securities Inc. ("CSAM Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on March 5, 2002.














         Item 26.          Business and Other Connections of Investment Adviser

                  CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

------------------


(7) Incorporation by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement On Form N-1A filed on March 5, 2002.

         Item 27.          Principal Underwriter


                  (a) CSAM Securities acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Global Financial Services Fund; Credit Suisse Global New Technologies Fund; Credit Suisse Global Technology Fund, Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Growth Fund; Credit Suisse Emerging Markets Fund; Credit Suisse European Equity Fund; Credit Suisse Fixed Income Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Health Sciences Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse Investment Grade Bond Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Growth Fund; Credit Suisse Municipal Bond Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Strategic Value Fund ; Credit Suisse Trust and Credit Suisse Trust II.


                  (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities under the Securities Exchange Act of 1934.

                  (c)      None.

Item 28.          Location of Accounts and Records


                  (1) Credit Suisse Institutional Money Market Fund, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3140
                      (Fund's articles of incorporation, by-laws and minute books)



                  (2) Credit Suisse Asset Management Securities, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3140
                      (records relating to its functions as distributor)






                  (3) Credit Suisse Asset Management, LLC
                      466 Lexington Avenue
                      New York, New York 10017-3140
                      (records relating to its functions as investment adviser)



                  (4) State Street Bank and Trust Company
                      225 Franklin Street
                      Boston, Massachusetts 02110
                      (records relating to its functions as administrator and custodian)

                  (5) Boston Financial Data Services, Inc.
                      2 Heritage Drive
                      North Quincy, Massachusetts 02177
                      (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 10th day of April, 2003.


                                      CREDIT SUISSE INSTITUTIONAL MONEY
                                      MARKET FUND, INC.


                                  By: /s/ Joseph D. Gallagher
                                      ----------------------------------
                                      Joseph D. Gallagher
                                      Chairman (Chief Executive Officer)


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                                      Title                        Date
---------                                      -----                        ----
/s/ Joseph D. Gallagher             Chairman (Chief Executive Officer)   April 10, 2003
---------------------------
Joseph D. Gallagher

/s/ Michael A. Pignataro            Treasurer and Chief Financial        April 10, 2003
---------------------------         Officer
   Michael A. Pignataro

/s/ William W. Priest*              Director                             April 10, 2003
---------------------------
   William W. Priest

/s/ Richard H. Francis*             Director                             April 10, 2003
---------------------------
   Richard H. Francis

/s/ Jack W. Fritz*                  Director                             April 10, 2003
---------------------------
   Jack W. Fritz

/s/ Jeffrey E. Garten*              Director                             April 10, 2003
---------------------------
   Jeffrey E.Garten

/s/ James S. Pasman, Jr.*           Director                             April 10, 2003
---------------------------
   James S. Pasman, Jr.

/s/ Steven N. Rappaport*            Director                             April 10, 2003
---------------------------
   Steven N. Rappaport

/s/ Peter F. Krogh*                 Director                             April 10, 2003
---------------------------
   Peter F. Krogh


*By:/s/ Michael A. Pignataro                                             April 10, 2003
    ------------------------
    Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.   Description of Exhibit


b(2)          Amendment to the By-Laws dated February 12, 2002.



d Investment Advisory Agreement with CSAM, LLC, Pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.



e             Distribution Agreement with CSAMSI dated November 16,
              2001.



g(5)          Letter Agreement with State Street dated November 21,
              2001.



h(1)          Transfer Agency and Service Agreement with BFDS dated
              February 1, 2001.



 (2) Letter Agreement with BFDS Pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001.



 (3) Amendment to Transfer Agency and Service Agreement with BFDS dated December 31, 2002.


j(1)          Consent of PricewaterhouseCoopers LLP, Independent Accountants.


 (2)          Powers of Attorney.



  1           Purchase Agreement Pertaining to the Government
              Portfolio and the Prime Portfolio dated October 2, 2001.